Equity Investments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	May 11, 2020	Apr. 07, 2020	Dec. 31, 2019	Oct. 12, 2018
Equity Method Investments and Joint Ventures [Abstract]
Equity Investments	$ 27,607,000				$ 173,298,000
Equity Method Investment, Amount Sold	$ (42,711,000)
Equity Method Investment, Aggregate Cost						$ 100,000,000.0
Investment Owned, Balance, Shares	2,160,000			5,400,000
Investment Owned, Balance, Pre-split shares						54,100,000
Equity Method Investment, Ownership Percentage						10.90%
Payments to Acquire Equity Method Investments	$ 0	$ 1,500,000
Fair Value, Option, Changes in Fair Value, Gain (Loss)	(102,980,000)
Investment in 2020 Bulkers, Change in Fair Value	0	278,000
Equity Investment Sale			2,250,000
Payments for (Proceeds from) Investments	656,000	1,082,000
Proceeds from Sale of Equity Method Investments	$ 42,711,000	$ 0